Commitments and Contingencies (Details) - Schedule of Right of Use Asset - USD ($)	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Right of Use Asset [Line Items]
Operating lease at inception	$ 140,561	$ 156,554	$ 156,554
Less accumulated reduction		(122,986)	(70,807)
Balance ROU asset	140,561	33,568	85,747
Operating lease liabilities at inception	140,561	156,554	156,554
Reduction of lease liabilities		(122,079)	(69,564)
Total lease liabilities	140,561	34,475	86,990
Less: current portion	(40,311)		(52,178)
Lease liabilities, non-current	100,250		34,812
Total minimum operating lease payments	167,061	42,929	106,298
Less discount to fair value	(26,500)	(8,454)	(19,308)
Total lease liability	$ 140,561	$ 34,475	$ 86,990